Intangible Assets, Net - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value	$ 13,230	$ 7,123
Accumulated Amortization	(5,381)	(2,618)
Net Book Value	$ 7,849	4,505
Internally developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	3 years
Gross Carrying Value	$ 13,109	7,002
Accumulated Amortization	(5,342)	(2,587)
Net Book Value	$ 7,767	4,415
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Lives	15 years
Gross Carrying Value	$ 121	121
Accumulated Amortization	(39)	(31)
Net Book Value	$ 82	$ 90